Schedule of Amounts Receivable (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts Receivable
Accounts receivable	$ 1,004,939	$ 703,140	$ 772,138
GST receivable	18,825
Interest receivable	14,331
Due from related parties	22,405	4,173	1,173
Other	2,442	2,492
Amounts receivable	$ 1,062,942	$ 709,805	$ 773,311